Document and Entity Information	Aug. 29, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Colfax CORP
Amendment Flag	false
Entity Central Index Key	0001420800
Document Type	8-K
Document Period End Date	Aug. 29, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	420 National Business Parkway
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Annapolis Junction
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20701
City Area Code	(301)
Local Phone Number	323-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CFX
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Tangible Equity Units
Trading Symbol	CFXA
Security Exchange Name	NYSE